Schedule of Recognized at Fair Value in the Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Balance of embedded derivative at the beginning of the period		$ 211,345
Change in fair value of conversion features		(211,345)
Balance of embedded derivatives at the end of the period